UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Strategic Value Fund

                                    Dreyfus Structured Midcap Fund

                                    Dreyfus Technology Growth Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 103.9%
Automobiles & Components - 1.7%
Visteon	194,635	[a,b]	14,367,956
Banks - 4.8%
East West Bancorp	382,782		20,551,566
SVB Financial Group	84,258	[b]	21,469,781
			42,021,347
Capital Goods - 3.5%
Fluor	339,672		13,902,775
Huntington Ingalls Industries	29,178		6,287,859
Spirit AeroSystems Holdings, Cl. A	80,842		6,619,343
Textron	69,154		3,882,306
			30,692,283
Commercial & Professional Services - 3.0%
Nielsen Holdings	961,803		26,132,187
Consumer Durables & Apparel - 5.6%
Newell Brands	981,156	[a]	22,959,050
Skechers USA, Cl. A	955,251	[b]	25,791,777
			48,750,827
Consumer Services - 2.2%
Norwegian Cruise Line Holdings	368,934	[b]	18,933,693
Diversified Financials - 11.1%
Ally Financial	613,620		16,371,382
E*TRADE Financial	398,577		20,841,591
Eaton Vance	101,084		4,117,151
Jefferies Financial Group	1,260,567		27,543,389
SLM	1,734,103	[a,b]	17,809,238
TD Ameritrade Holding	183,790		9,889,740
			96,572,491
Energy - 10.8%
Cabot Oil & Gas	1,472,646	[a]	37,051,773
Cheniere Energy	261,244	[b]	15,967,233
Parsley Energy, Cl. A	653,809	[b]	13,161,175
Pioneer Natural Resources	77,963		11,519,033
Valero Energy	196,154		15,672,705
			93,371,919
Food & Staples Retailing - 1.1%
US Foods Holding	295,714	[b]	9,811,791
Food, Beverage & Tobacco - 4.6%
Archer-Daniels-Midland	538,241		24,769,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 103.9% (continued)
Food, Beverage & Tobacco - 4.6% (continued)
Ingredion	142,843		14,921,380
			39,691,231
Health Care Equipment & Services - 2.4%
Zimmer Biomet Holdings	181,037		21,184,950
Materials - 11.8%
Eagle Materials	213,856		15,611,488
Freeport-McMoRan	1,644,873		19,639,784
Goldcorp	513,379		4,764,157
Huntsman	1,265,921		25,596,923
Newmont Mining	594,775		19,235,023
Westlake Chemical	236,921		17,174,403
			102,021,778
Media & Entertainment - 3.6%
Activision Blizzard	311,496		15,537,420
Altice USA	563,564		9,969,447
Sinclair Broadcast Group, Cl. A	187,220		5,888,069
			31,394,936
Pharmaceuticals Biotechnology & Life Sciences - 15.4%
Alexion Pharmaceuticals	207,148	[b]	25,510,276
Jazz Pharmaceuticals	169,499	[b]	25,628,249
Mylan	952,152	[b]	32,239,867
PRA Health Sciences	258,745	[b]	30,205,891
Sage Therapeutics	174,781	[a,b]	20,150,501
			133,734,784
Retailing - 3.4%
Dollar General	76,269		8,465,096
Gap	769,477		20,999,027
			29,464,123
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices	245,024	[a,b]	5,219,011
Maxim Integrated Products	135,004		7,549,424
Teradyne	225,037		8,031,571
			20,800,006
Software & Services - 7.8%
DXC Technology	191,088		12,046,187
First Data, Cl. A	1,621,752	[b]	30,943,028
Nuance Communications	597,019	[a,b]	9,546,334
Teradata	397,433	[a,b]	14,955,404
			67,490,953
Technology Hardware & Equipment - 1.4%
Keysight Technologies	194,503	[b]	12,024,176
Transportation - 6.8%
J.B. Hunt Transport Services	105,319		11,201,729
Knight-Swift Transportation Holdings	519,883	[a]	18,019,145

Description		Shares	Value ($)
Common Stocks - 103.9% (continued)
Transportation - 6.8% (continued)
Southwest Airlines		545,185	29,772,553
			58,993,427
Utilities - .5%
American Electric Power		58,808	4,571,734
Total Common Stocks (cost $907,177,248)			902,026,592

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $591,731)	2.19	591,731 [c]	591,731
Total Investments (cost $907,768,979)		104.0%	902,618,323
Liabilities, Less Cash and Receivables		(4.0%)	(34,445,669)
Net Assets		100.0%	868,172,654

[a]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $123,402,500 and the value of the collateral held by the fund was $125,885,226, consisting of cash collateral of $591,731 and U.S. Government & Agency securities valued at $125,293,495.

[b]	Non-income producing security.
[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	902,026,592	-	-	902,026,592
Investment Company	591,731	-	-	591,731

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized depreciation on investments was $5,150,656, consisting of $64,641,181 gross unrealized appreciation and $69,791,837 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Automobiles & Components - 1.9%
Delphi Technologies	647,170	[a]	11,060,135
Visteon	103,987	[a,b]	7,676,320
			18,736,455
Banks - 8.9%
Ameris Bancorp	203,783		8,728,026
Atlantic Capital Bancshares	534,593	[b]	9,841,857
FCB Financial Holdings, Cl. A	129,183	[b]	5,120,814
First BanCorp	1,246,917		11,284,599
First Interstate BancSystem, Cl. A	322,811		14,019,682
First Merchants	188,933		7,942,743
Great Western Bancorp	265,184		9,896,667
Midland States Bancorp	138,905		3,604,585
Union Bankshares	435,545		15,418,293
			85,857,266
Capital Goods - 4.4%
Capitol Investment IV	679,597	[a,b]	7,020,237
Simpson Manufacturing	281,025	[a]	16,439,963
Tennant Company	132,714		7,942,933
TPG Pace Holdings	471,627	[b]	4,904,921
Wesco Aircraft Holdings	689,373	[b]	6,562,831
			42,870,885
Commercial & Professional Services - .5%
Covanta Holding	311,610		5,160,262
Consumer Durables & Apparel - 1.0%
G-III Apparel Group	231,101	[a,b]	9,262,528
Consumer Services - 5.8%
Adtalem Global Education	415,199	[b]	23,973,590
Dave & Buster's Entertainment	419,216	[a,b]	23,836,622
Penn National Gaming	366,528	[a,b]	8,103,934
			55,914,146
Diversified Financials - 6.0%
Green Dot, Cl. A	76,668	[b]	6,389,511
Investment Technology Group	524,316		15,797,641
OneMain Holdings	767,468	[b]	22,463,788
SLM	1,351,567	[b]	13,880,593
			58,531,533
Energy - 11.1%
Arch Coal, Cl. A	44,916	[a]	3,650,323
Ardmore Shipping	670,606	[a,b]	3,949,869

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Energy - 11.1% (continued)
Comstock Resources	617,797	[a,b]	4,707,613
Delek US Holdings	566,815	[a]	22,553,569
Euronav	579,909	[a]	5,080,003
GasLog	271,531		5,636,984
Green Plains	919,066	[a]	14,934,823
Laredo Petroleum	1,911,904	[b]	8,355,021
Navigator Holdings	185,489	[a,b]	2,235,142
PBF Energy, Cl. A	292,328		11,307,247
Scorpio Tankers	6,374,113	[a]	13,194,414
Select Energy Services, Cl. A	1,235,426	[a,b]	11,958,924
			107,563,932
Food & Staples Retailing - .5%
US Foods Holding	157,598	[b]	5,229,102
Food, Beverage & Tobacco - 1.2%
Darling Ingredients	546,420	[b]	11,955,670
Health Care Equipment & Services - 4.2%
AxoGen	367,346	[a,b]	12,298,744
Evolent Health, Cl. A	1,107,770	[a,b]	28,469,689
			40,768,433
Materials - 13.2%
Alamos Gold	3,892,550		12,534,011
Cabot	511,309		25,156,403
Eagle Materials	147,964		10,801,372
Iamgold	2,945,505	[b]	8,983,790
Methanex	171,143		9,488,168
OMNOVA Solutions	1,730,594	[b]	14,104,341
Orion Engineered Carbons	356,598		9,314,340
Tahoe Resources	4,186,593	[b]	14,694,941
TimkenSteel	398,488	[a,b]	4,399,308
US Concrete	476,704	[a,b]	18,748,768
			128,225,442
Media & Entertainment - 6.0%
Criteo, ADR	1,076,194	[a,b]	25,075,320
Gray Television	467,229	[a,b]	8,639,064
Nexstar Media Group, Cl. A	140,295	[a]	11,593,979
Sinclair Broadcast Group, Cl. A	412,383		12,969,445
			58,277,808
Pharmaceuticals Biotechnology & Life Sciences - 12.7%
Aerie Pharmaceuticals	265,288	[b]	10,582,338
DBV Technologies, ADR	228,214	[a,b]	3,446,031
Flexion Therapeutics	707,111	[a,b]	11,532,980
G1 Therapeutics	230,997	[a,b]	8,831,015
PRA Health Sciences	57,124	[b]	6,668,656
Revance Therapeutics	892,183	[b]	18,236,221

Description			Shares		Value ($)
Common Stocks - 97.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.7%
(continued)
SAGE Therapeutics			124,732	[a,b]	14,380,352
TherapeuticsMD			6,034,340	[b]	30,352,730
Zogenix			459,890	[b]	18,896,880
					122,927,203
Software & Services - 5.0%
Cardtronics			522,177	[b]	16,939,422
Commvault Systems			78,929	[b]	4,652,075
Liveramp Holdings			159,684	[b]	7,553,053
Talend, ADR			559,966	[a,b]	19,453,219
					48,597,769
Technology Hardware & Equipment - 4.5%
Ciena			933,882	[b]	30,463,231
Sierra Wireless			835,842	[b]	13,423,623
					43,886,854
Transportation - 11.0%
Avis Budget Group			350,600	[b]	10,269,074
Knight-Swift Transportation Holdings			624,807	[a]	21,655,811
Mesa Air Group			424,103		5,123,164
Scorpio Bulkers			1,218,078	[a]	7,442,457
SkyWest			424,348		24,476,393
Werner Enterprises			1,098,661	[a]	37,200,661
					106,167,560
Total Common Stocks (cost $918,698,175)					949,932,848

Exchange-Traded Funds - .9%
Registered Investment Companies - .9%
iShares Russell 2000 ETF
(cost $8,244,911)			54,120		8,259,794
			Number of
			Warrants
Warrants - .0%
Retailing - .0%
Waitr Holdings, 6/1/23
(cost $208,974)			301,090		418,515
	1	-Day
	Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $3,574,758)	2.23		3,574,758	[c]	3,574,758

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $21,434,864)	2.19	21,434,864 [c]	21,434,864
Total Investments (cost $952,161,682)		101.4%	983,620,779
Liabilities, Less Cash and Receivables		(1.4%)	(13,702,547)
Net Assets		100.0%	969,918,232

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $177,437,650 and the value of the collateral held by the fund was $180,130,360, consisting of cash collateral of $21,434,864 and U.S. Government & Agency securities valued at $158,695,496.

[b]	Non-income producing security.
[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	949,932,848	-	-	949,932,848
Exchange-Traded
Funds	8,259,794	-	-	8,259,794
Investment Companies	25,009,622	-	-	25,009,622
Warrants†	418,515	-	-	418,515

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized appreciation on investments was $31,459,097, consisting of $128,107,601 gross unrealized appreciation and $96,648,504 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Automobiles & Components - .9%
General Motors	369,376		14,017,819
Banks - 14.4%
Bank of America	1,887,151		53,595,088
Citigroup	563,559		36,512,988
JPMorgan Chase & Co.	662,059		73,614,340
U. S. Bancorp	601,863		32,777,459
Wells Fargo & Co.	741,522		40,249,814
			236,749,689
Capital Goods - 6.3%
Dover	94,696		8,038,743
General Electric	482,523		3,618,923
Harris	106,284		15,193,298
Honeywell International	146,766		21,537,911
Quanta Services	231,263	[a]	8,117,331
Raytheon	88,985		15,602,630
United Technologies	257,143		31,330,303
			103,439,139
Consumer Services - .6%
Las Vegas Sands	169,586		9,317,055
Diversified Financials - 10.8%
American Express	107,962		12,120,894
Ameriprise Financial	127,645		16,561,939
Berkshire Hathaway	356,920	[a]	77,894,221
Capital One Financial	128,150		11,492,492
Goldman Sachs Group	97,005		18,497,883
LPL Financial Holdings	177,138		11,366,945
Raymond James Financial	123,683		9,861,246
Voya Financial	442,541		19,892,218
			177,687,838
Energy - 10.9%
Anadarko Petroleum	455,807		24,112,190
Apergy	294,611		10,099,265
Hess	399,514		21,529,809
Marathon Petroleum	620,116		40,406,759
Occidental Petroleum	388,591		27,306,290
Phillips 66	335,172		31,345,285
Schlumberger	276,798		12,483,590
Valero Energy	148,023		11,827,038
			179,110,226

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Food, Beverage & Tobacco - 4.3%
Coca-Cola European Partners	160,393		7,785,476
Conagra Brands	608,964		19,693,896
Kellogg	124,123	[b]	7,900,429
Kraft Heinz	152,827		7,812,516
Mondelez International, Cl. A	183,049		8,233,544
PepsiCo	158,148		19,284,567
			70,710,428
Health Care Equipment & Services - 8.6%
Abbott Laboratories	229,592		17,001,288
Boston Scientific	226,966	[a]	8,549,809
Centene	58,189	[a]	8,277,385
Cigna	37,481		8,372,506
CVS Health	301,896		24,212,059
DaVita	153,182	[a]	10,119,203
HCA Healthcare	56,715		8,166,393
Humana	24,624		8,112,869
McKesson	61,551		7,663,100
Medtronic	254,202		24,792,321
Quest Diagnostics	91,994		8,147,909
UnitedHealth Group	28,951		8,145,653
			141,560,495
Household & Personal Products - .6%
Colgate-Palmolive	154,176		9,793,259
Insurance - 3.2%
American International Group	479,904		20,755,848
Assurant	116,234		11,302,594
Athene Holding, Cl. A	162,368	[a]	7,061,384
Hartford Financial Services Group	314,582		13,901,379
			53,021,205
Materials - 9.3%
CF Industries Holdings	747,347		31,530,570
DowDuPont	407,870		23,595,279
Freeport-McMoRan	878,392		10,488,000
Martin Marietta Materials	132,924	[b]	25,347,278
Mosaic	670,969		24,154,884
Newmont Mining	364,039		11,773,021
Vulcan Materials	237,270		25,081,812
			151,970,844
Media & Entertainment - 3.3%
Alphabet, Cl. A	11,140	[a]	12,361,501
Comcast, Cl. A	752,136		29,340,825
Omnicom Group	158,999		12,238,153
			53,940,479

Description			Shares		Value ($)
Common Stocks - 98.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.8%
Biogen			24,590	[a]	8,206,175
Bristol-Myers Squibb			148,938		7,962,225
Merck & Co.			577,213		45,796,079
Pfizer			726,059		33,565,708
					95,530,187
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom			35,192		8,354,933
Qualcomm			350,239	[b]	20,404,924
Texas Instruments			80,075		7,995,489
					36,755,346
Software & Services - 3.0%
International Business Machines			171,686		21,335,419
Oracle			405,383		19,766,475
Teradata			210,976	[a,b]	7,939,027
					49,040,921
Technology Hardware & Equipment - 4.9%
Cisco Systems			1,172,680		56,136,192
Corning			524,302		16,893,010
Xerox			283,352		7,627,836
					80,657,038
Telecommunication Services - 6.5%
AT&T			1,434,967		44,828,369
Verizon Communications			1,021,697		61,608,329
					106,436,698
Transportation - 1.7%
Delta Air Lines			464,079		28,174,236
Utilities - 1.5%
FirstEnergy			314,766		11,907,598
PG&E			62,579	[a]	1,650,834
PPL			387,827		11,863,628
					25,422,060
Total Common Stocks (cost $1,413,078,382)					1,623,334,962

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 1000 Value ETF
(cost $10,621,140)			86,497		10,680,650
	1	-Day
	Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,212,258)	2.23		6,212,258	[c]	6,212,258

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,429,911,780)	99.9%	1,640,227,870
Cash and Receivables (Net)	.1%	2,008,482
Net Assets	100.0%	1,642,236,352
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $52,894,225 and the value of the collateral held by the fund was $54,910,280, consisting of U.S. Government & Agency securities.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	1,623,334,962	-	-	1,623,334,962
Exchange-Traded
Funds	10,680,650	-	-	10,680,650
Investment Company	6,212,258	-	-	6,212,258

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement Investments. Additionally, the contractual maturity of security lending transactions on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized appreciation on investments $210,316,090, consisting of $270,626,726 gross unrealized appreciation and $60,310,636 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes substantially the same as the cost for financial reporting purposes (see the Statement Investments).

Additional investment related disclosures are hereby incorporated by reference to annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 101.4%
Automobiles & Components - 1.3%
Gentex	64,230		1,446,460
Lear	5,390		734,388
			2,180,848
Banks - 8.3%
Cathay General Bancorp	77,560	[a]	3,069,049
Comerica	38,250		3,028,635
East West Bancorp	61,330		3,292,808
Popular	56,640		3,194,496
Synovus Financial	4,430		167,498
TCF Financial	62,000		1,394,380
UMB Financial	4,820	[a]	326,169
			14,473,035
Capital Goods - 8.8%
Allison Transmission Holdings	70,630		3,327,379
Curtiss-Wright	24,480		2,702,592
EMCOR Group	43,790		3,190,539
Kennametal	6,220	[a]	260,120
Pentair	12,150		518,805
Spirit AeroSystems Holdings, Cl. A	2,295		187,915
Terex	93,320	[a]	3,085,159
Toro	31,310		1,940,907
Woodward	2,700		225,936
			15,439,352
Commercial & Professional Services - 2.7%
Copart	8,940	[a,b]	457,549
Deluxe	2,870	[a]	144,505
Dun & Bradstreet	26,550		3,810,987
HNI	9,170		353,504
			4,766,545
Consumer Durables & Apparel - 6.3%
Deckers Outdoor	29,810	[b]	3,971,884
KB Home	65,350		1,379,539
NVR	1,240	[b]	3,038,000
Toll Brothers	61,730		2,035,238
TRI Pointe	46,560	[a,b]	581,069
			11,005,730
Consumer Services - 1.6%
Churchill Downs	2,900		805,504
International Speedway, Cl. A	13,540		573,284

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 101.4% (continued)
Consumer Services - 1.6% (continued)
Weight Watchers International	12,810	[a,b]	640,756
Wendy's	43,570	[a]	781,210
			2,800,754
Diversified Financials - 2.6%
Discover Financial Services	4,820		343,666
Evercore, Cl. A	10,780		889,997
Federated Investors, Cl. B	100,260	[a]	2,654,885
SEI Investments	12,555		674,204
			4,562,752
Energy - 4.5%
HollyFrontier	51,810		3,236,571
Marathon Petroleum	22,080		1,438,733
PBF Energy, Cl. A	82,850		3,204,638
			7,879,942
Food & Staples Retailing - .1%
United Natural Foods	11,890	[a,b]	256,943
Food, Beverage & Tobacco - .8%
Ingredion	13,280		1,387,229
Health Care Equipment & Services - 4.3%
Cantel Medical	2,200		188,936
Haemonetics	36,230	[b]	3,886,754
ICU Medical	2,270	[b]	545,912
Masimo	5,200	[b]	574,184
Varian Medical Systems	19,210	[b]	2,370,322
			7,566,108
Household & Personal Products - 1.4%
Edgewell Personal Care	57,990	[a,b]	2,423,982
Insurance - 7.6%
CNO Financial Group	122,520		2,242,116
Kemper	25,700		1,955,770
Old Republic International	74,050		1,669,828
Primerica	34,085		4,052,025
Reinsurance Group of America	18,400		2,748,592
Torchmark	7,030		607,462
			13,275,793
Materials - 6.1%
Chemours	44,160		1,257,677
Greif, Cl. A	28,370		1,454,530
Huntsman	115,040		2,326,109
Louisiana-Pacific	143,170		3,272,866
Westlake Chemical	32,130		2,329,104
			10,640,286
Media & Entertainment - 1.0%
John Wiley & Sons, Cl. A	32,380		1,790,290

Description	Shares		Value ($)
Common Stocks - 101.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.0%
Bio-Rad Laboratories	4,620	[b]	1,268,005
Bruker	40,400		1,338,856
Charles River Laboratories International	16,510	[b]	2,226,373
Exelixis	179,660	[b]	3,648,895
Mettler-Toledo International	3,155	[b]	2,008,662
United Therapeutics	6,160	[b]	727,496
Waters	6,350	[b]	1,260,983
Zoetis	33,950		3,186,886
			15,666,156
Real Estate - 7.5%
First Industrial Realty Trust	122,420	[c]	3,924,785
Highwoods Properties	5,790	[c]	251,112
Kilroy Realty	20,690	[c]	1,450,162
Lamar Advertising, Cl. A	47,735	[c]	3,620,222
Piedmont Office Realty Trust, Cl. A	23,780	[c]	440,643
Weingarten Realty Investors	117,435	[c]	3,389,174
			13,076,098
Retailing - 4.3%
American Eagle Outfitters	154,240		3,228,243
Best Buy	11,210		724,054
Dick's Sporting Goods	59,230	[a]	2,131,095
Signet Jewelers	10,180	[a]	536,486
Urban Outfitters	22,380	[b]	852,454
			7,472,332
Semiconductors & Semiconductor Equipment - .7%
KLA-Tencor	2,000		197,120
ON Semiconductor	50,500	[b]	968,590
			1,165,710
Software & Services - 10.6%
Aspen Technology	10,230	[b]	882,849
CDK Global	65,940		3,323,376
CoreLogic	53,120	[b]	2,149,235
Fair Isaac	9,700	[b]	1,926,711
j2 Global	19,250	[a]	1,420,843
Manhattan Associates	68,380	[a,b]	3,386,861
Maximus	58,500		4,160,520
Science Applications International	17,700		1,230,504
			18,480,899
Technology Hardware & Equipment - 4.9%
F5 Networks	6,840	[b]	1,176,275
Vishay Intertechnology	136,840		2,853,114
Zebra Technologies, Cl. A	25,080	[b]	4,509,384
			8,538,773

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 101.4% (continued)
Transportation - 1.1%
Old Dominion Freight Line		4,160		568,797
Schneider National		43,300		966,889
Werner Enterprises		10,880	[a]	368,397
				1,904,083
Utilities - 5.9%
IDACORP		10,780		1,059,027
MDU Resources Group		140,190		3,710,829
New Jersey Resources		9,160		444,535
NorthWestern		5,290		338,348
NRG Energy		80,300		3,085,929
OGE Energy		44,040		1,744,865
				10,383,533
Total Common Stocks (cost $162,168,984)				177,137,173
	1-Day
	Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $432,259)	2.23	432,259	[d]	432,259

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $1,083,213)	2.19	1,083,213	[d]	1,083,213
Total Investments (cost $163,684,456)		102.3%		178,652,645
Liabilities, Less Cash and Receivables		(2.3%)		(3,981,597)
Net Assets		100.0%		174,671,048

[a]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $14,924,831 and the value of the collateral held by the fund was $15,251,795, consisting of cash collateral of $1,083,213 and U.S. Government & Agency securities valued at $14,168,582.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	177,137,173	-	-	177,137,173
Investment Companies	1,515,472	-	-	1,515,472

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2018, accumulated net unrealized appreciation on investments was $14,968,189, consisting of $26,531,094 gross unrealized appreciation and $11,562,905 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Commercial & Professional Services - 2.1%
CoStar Group	16,925	[a]	6,251,926
Consumer Durables & Apparel - .9%
Roku	63,608	[a,b]	2,592,026
Health Care Equipment & Services - 2.1%
Intuitive Surgical	11,977	[a]	6,358,230
Media & Entertainment - 16.5%
Activision Blizzard	165,716		8,265,914
Alphabet, Cl. C	14,317	[a]	15,668,954
Netflix	38,911	[a]	11,133,604
Spotify Technology	22,791	[a]	3,108,237
Take-Two Interactive Software	26,621	[a]	2,919,525
Tencent Holdings	225,200		9,033,038
			50,129,272
Pharmaceuticals Biotechnology & Life Sciences - 2.1%
Illumina	18,946	[a]	6,394,275
Retailing - 10.1%
Alibaba Group Holding, ADR	74,336	[a]	11,957,689
Amazon. com	9,346	[a]	15,796,329
GrubHub	38,155	[a]	2,987,155
			30,741,173
Semiconductors & Semiconductor Equipment - 15.0%
NVIDIA	50,392		8,235,565
Qualcomm	167,538		9,760,764
Taiwan Semiconductor Manufacturing,
ADR	308,663		11,602,642
Texas Instruments	75,724		7,561,041
Xilinx	89,159		8,245,424
			45,405,436
Software & Services - 35.6%
Adobe	57,556	[a]	14,440,225
Automatic Data Processing	66,279		9,770,850
International Business Machines	66,032		8,205,797
Microsoft	167,818		18,609,338
Oracle	190,970		9,311,697
PayPal Holdings	129,739	[a]	11,132,904
salesforce.com	102,319	[a]	14,607,060
ServiceNow	18,859	[a]	3,494,007
Splunk	39,359	[a,b]	4,397,581
SS&C Technologies Holdings	63,008		3,033,835

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.1% (continued)
Software & Services - 35.6% (continued)
Visa, Cl. A		76,545	[b]	10,847,192
				107,850,486
Technology Hardware & Equipment - 9.4%
Amphenol		48,707		4,283,294
Apple		33,451		5,973,680
Cisco Systems		267,128		12,787,417
Palo Alto Networks		31,955	[a]	5,526,617
				28,571,008
Telecommunication Services - 3.3%
Verizon Communications		164,549		9,922,305
Total Common Stocks (cost $220,706,766)				294,216,137
	-Day1
	Yield (%)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $9,206,648)	2.23	9,206,648	[c]	9,206,648

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $1,043,541)	2.19	1,043,541	[c]	1,043,541
Total Investments (cost $230,956,955)		100.4%		304,466,326
Liabilities, Less Cash and Receivables		(.4%)		(1,331,074)
Net Assets		100.0%		303,135,252

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $11,276,409 and the value of the collateral held by the fund was $11,017,427, consisting of cash collateral of $1,043,541 and U.S. Government & Agency securities valued at $9,973,886.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	294,216,137	-	-	294,216,137
Investment Companies	10,250,189	-	-	10,250,189

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized appreciation on investments was $73,509,371, consisting of $87,845,097 gross unrealized appreciation and $14,335,726 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 16, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)